W.P. Stewart & Co. Growth Fund, Inc.
c/o W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, NY 10022

May 4, 2009

Re:	W.P. Stewart & Co. Growth Fund, Inc. (File No. 033-71142; 811-08128)

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Sirs:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant’s most recent post-effective amendment filed with the Securities and Exchange Commission on April 30, 2009.

Please contact me at (212) 750-8585 if you have any questions about this filing.

Very truly yours, /s/ Seth L. Pearlstein Seth L. Pearlstein Secretary & Chief Compliance Officer W.P. Stewart & Co. Growth Fund, Inc.